Taxes (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Current assets	R$ 426,106	R$ 994,618
Other noncurrent recoverable taxes	1,127,582	1,320,526
Current liabilities	677,273	302,345
Noncurrent liabilities	239,448	291,195
Recoverable ICMS (VAT)
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Current assets	194,698	166,339
Other noncurrent recoverable taxes	298,000	221,313
Recoverable P I S Pasep And Cofins Taxes
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Current assets	229,626	816,863
Other noncurrent recoverable taxes	732,077	1,011,036
Other recoverable taxes
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Current assets	1,782	11,416
Other noncurrent recoverable taxes	97,505	88,177
ICMS (VAT) payable
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Current liabilities	252,029	189,102
Noncurrent liabilities	10,965	10,965
ICMS Installment Payment
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Current liabilities	8,030	4,712
Noncurrent liabilities	4,940	7,251
PIS/Pasep and Cofins payable
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Current liabilities	149,081	31,033
IRRF on interest on capital
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Current liabilities	168,009	0
Special Tax Regularization Program – Pert
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Current liabilities	72,499	66,852
Noncurrent liabilities	223,543	272,979
Other taxes
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Current liabilities	R$ 27,625	R$ 10,646